Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.94%	0.63%	1.65%
Risk-free interest rate, maximum	1.70%	1.88%	2.54%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	47.45%	44.37%	44.23%
Expected volatility, maximum	56.62%	47.83%	44.71%
Weighted average expected volatility	50.26%	46.37%	44.53%
Expected exercise multiple			¥ 2.5
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise multiple	¥ 2.8	¥ 2.8
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise multiple	¥ 2.2	¥ 2.5